BORROWINGS	12 Months Ended
Dec. 31, 2023
Disclosure Of Borrowings Abstract
BORROWINGS

11 BORROWINGS

	2022	2023
	S$	S$

Current
Bank loan	34,779	33,926
Third party loan	300,000	-
Total – current	334,779	33,926

Non-current
Bank loan	468,827	407,772

Total	803,606	441,698

Note:

Bank loan:	Principal amount of RM2,000,000 (equivalent to S$574,400) withdrawn from a financial institution, which is charged an effective interest rate of 4.4% per annum and repayable over 180 months in equal monthly instalments of RM15,454 (equivalent to S$4,438).

The exposure of the borrowing of the Group to interest rate changes and the contractual repayment dates at the balance sheet date are as follows:

	2022	2023
	S$	S$

6 months or less	17,286	16,824
6 – 12 months	17,493	17,102
1 – 5 years	155,600	152,318
Over 5 years	313,227	255,454
Total	503,606	441,698

The loan is secured over building and freehold land (Note 7) and personal guarantees by a director.

Third party loan:	Principal amount of S$300,000 borrowed from an independent individual, which is charged a fixed interest rate of 5.0% to 5.5% per annum and is repaid in a single lump sum upon the expiry of 3 months from the date of disbursement of the loan. Subject to mutual consent, the loan can be extended, or such other extension period agreed to in writing. The loan is unsecured.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2021, 2022 and 2023